Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Debt instruments at FVOCI	$ 30,150	$ 76,512
Cash flow hedges	24,599	35,689
Total deferred tax assets recognised through other comprehensive income	54,749	112,201
Deferred tax liabilities
Debt instruments at FVOCI	5,919	(46,976)
Cash flow hedges	47,391	(3,603)
Total deferred tax liabilities recognised through other comprehensive income	53,310	(50,579)
Net deferred tax balances in equity	1,439	61,622
Deferred taxes in equity attributable to shareholders of the Bank	1,938	61,821
Deferred tax in equity attributable to non-controlling interests	$ (499)	$ (199)